Related Party Transactions (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party	$ 14		$ 105
Charles Schwab Corporation [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party	12		38
Amount payable to related party	42		24
Symcor [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party	88		81
Amount payable to related party	$ 6		12
Description of ownership interest in related party	one-third ownership	one-third ownership
Unsecured loan facility	$ 100		100
Insured Deposit Agreement Two Thousand And Twenty Three [member] | Charles Schwab Corporation [member]
Disclosure of transactions between related parties [line items]
Contractual amounts to be exchanged in derivative financial instruments for which gross cash flows are exchanged					$ 5,000
Net amounts for pay floating receive fixed interest rate swaps for which net cash flows are exchanged	700		6,100		500	$ 4,500
Buy down amount of fixed rate obligation amounts			6,100
Termination fees derivatives	32	$ 23	305	$ 227
Insured Deposit Account Agreement [member] | Charles Schwab Corporation [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party	908		932
Average insured deposit	121,000		147,000
Deposits under the Schwab IDA Agreement	$ 117,000		$ 133,000		$ 84,000	$ 96,000